Fair Values of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Comparison of Carrying Amounts and the Estimated Fair Value of the Financial Instruments

The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2013 and December 31, 2012:

December 31, 2013

	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$72,394	$72,394	$72,394	$—	$—
Securities available for sale	100,280	100,280	21,286	78,994	—
Loans held for investment, net	302,253	308,112	—	—	308,112
Loans held for sale	1,139	1,139	—	1,139	—
Restricted stock	1,184	1,184	1,184	—	—
Bank-owned life insurance	6,516	6,516	—	—	6,516
Mortgage servicing rights	2,356	3,085	—	—	3,085
Accrued interest receivable	1,747	1,747	—	—	1,747

FINANCIAL LIABILITIES
Deposits	$453,708	$438,593	$—	$—	$438,593
Short-term borrowings	5,509	5,509	—	5,509	—
Long-term borrowings	36	36	—	36	—
Junior subordinated debt	11,127	11,271	—	—	11,271
Accrued interest payable	224	224	—	—	224

December 31, 2012

	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$81,728	$81,728	$81,728	$—	$—
Securities available for sale	91,638	91,638	19,576	72,062	—
Loans held for investment, net	322,382	331,386	—	—	331,386
Loans held for sale	5,373	5,373	—	5,373	—
Restricted stock	2,265	2,265	2,265	—	—
Bank-owned life insurance	6,394	6,394	—	—	6,394
Mortgage servicing rights	2,394	2,394	—	—	2,394
Accrued interest receivable	1,753	1,753	—	—	1,753

FINANCIAL LIABILITIES
Deposits	$457,612	$446,669	$—	$—	$446,669
Short-term borrowings	18,690	18,690	—	18,690	—
Long-term borrowings	1,546	1,702	—	1,702	—
Junior subordinated debt	11,127	11,268	—	—	11,268
Accrued interest payable	270	270	—	—	270

Fair Value Information for Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	December 31, 2013
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Securities available for sale:
US Treasury	$21,286	$21,286	$—	$—
US Gov’t	34,300	—	34,300	—
Mortgage-backed securities and CMO’s	37,006	—	37,006	—
State and political subdivisions	7,688	—	7,688	—

Total assets at fair value	$100,280	$21,286	$78,994	$—

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2012
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Securities available for sale:
US Treasury	$19,576	$19,576	$—	$—
US Gov’t	22,174	—	22,174	—
Mortgage-backed securities and CMO’s	41,022	—	41,022	—
State and political subdivisions	8,866	—	8,866	—

Total assets at fair value	$91,638	$19,576	$72,062	$—

Total liabilities at fair value	$—	$—	$—	$—

Assets Measured at Fair Value on Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2013 and December 31, 2012:

	December 31, 2013
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$5,903	$—	$—	$5,903
Loans held for sale	1,139	—	1,139	—
Other real estate owned	3,533	—	—	3,533

Total assets at fair value	$10,575	$—	$1,139	$9,436

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2012
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$8,640	$—	$—	$8,640
Loans held for sale	5,373	—	5,373	—
Other real estate owned	5,596	—	—	5,596

Total assets at fair value	$19,609	$—	$5,373	$14,236

Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements

	Valuation Technique	Unobservable Input	General Range
Nonrecurring measurements:
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

Impaired loans	Discounted appraisals	Collateral discounts	0 – 30%